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       Investments(R)







                                                 April 4, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust I (the "Trust")
     (File Nos. 333-108472 and 811-21425)
     CIK No. 0001257951

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of (i) the Class A, B, C prospectus and multi-class statement of additional information ("SAI") for Pioneer Oak Ridge Small Cap Growth Fund, a series of the Trust and (ii) the Class A, B, C prospectus, Class R prospectus, Class Y prospectus and multi-class SAI for Pioneer Oak Ridge Large Cap Growth Fund, a series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001016964-05-000116) on March 28, 2005.

     If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4699.

                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                 Karen Jacoppo-Wood
                                                 Counsel


cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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